Label	Element	Value
Morgan Stanley US Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000730044_SupplementTextBlock	Morgan Stanley May 31, 2017 Supplement SUPPLEMENT DATED MAY 31, 2017 TO THE PROSPECTUS OF Morgan Stanley U.S. Government Securities Trust, dated May 1, 2017 (the "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley US Government Securities Trust
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table replaces the "Average Annual Total Returns" table in the Fund's section of the Prospectus entitled "Fund Summary—Past Performance—Average Annual Total Returns":

Average Annual Total Returns For Periods Ended December 31, 2016

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2016
Morgan Stanley US Government Securities Trust | Bloomberg Barclays U.S. Government/Mortgage Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	1.31%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	4.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Morgan Stanley US Government Securities Trust | Lipper General U.S. Government Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	1.61%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Morgan Stanley US Government Securities Trust | A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	2.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Morgan Stanley US Government Securities Trust | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Morgan Stanley US Government Securities Trust | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(1.12%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.35%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Morgan Stanley US Government Securities Trust | B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	2.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Morgan Stanley US Government Securities Trust | L
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	2.24%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	2.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Morgan Stanley US Government Securities Trust | I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	2.88%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	3.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Morgan Stanley US Government Securities Trust | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.30%